Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Deferred Tax Assets, Gross, Noncurrent	$ 0	$ 0
Deferred Tax Assets, Valuation Allowance, Noncurrent	(332,414)	(31,413)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 0	$ 0